Cover	6 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 4
Entity Registrant Name	BIOXYTRAN, INC.
Entity Central Index Key	0001445815
Entity Tax Identification Number	26-2797630
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	75 2nd Ave.
Entity Address, Address Line Two	Suite 605
Entity Address, City or Town	Needham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02494
City Area Code	617
Local Phone Number	454-1199
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	75, Second Ave.
Entity Address, Address Line Two	Suite 605
Entity Address, City or Town	Needham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02494
City Area Code	617
Local Phone Number	454-1199
Contact Personnel Name	David Platt